SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 94.3%
	Alabama — 4.0%
	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series B, 5.00% due 12/1/2031	$515,000	$549,740
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series H-2-1, 5.00% due 12/1/2031	2,000,000	2,097,824
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series A, 3.375% due 6/1/2034 (put 6/26/2029)	1,000,000	1,008,022
	Arizona — 2.3%
[a]	Arizona (Gunsmoke Ranch Apartments LP) IDA, 5.00% due 3/1/2058 (put 11/1/2026)	1,500,000	1,510,179
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	560,000	565,648
	California — 8.7%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	370,804
	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 4/1/2031	1,250,000	1,302,787
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	1,000,000	1,011,052
[a]	Series B-1, 5.00% due 7/1/2053 (put 8/1/2029)	1,000,000	1,044,068
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 3.45% due 12/1/2044 (put 12/1/2026)	1,000,000	1,000,671
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2030	2,000,000	2,150,278
	Tulare Public Financing Authority (BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,056,394
	Colorado — 0.4%
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2030	350,000	352,507
	Florida — 5.0%
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	275,000	278,727
	City of Tampa (State of Florida Cigarette Tax Revenue), Series A, 5.00% due 9/1/2026	300,000	300,838
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-2, 4.50% due 1/1/2030	575,000	575,252
[a]	Florida Housing Finance Corp. (Brownsville Village V Ltd.) (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,000,000	999,907
[a]	Florida Housing Finance Corp. (Southward Village Phase 2 LP), Series T, 3.20% due 12/1/2044 (put 12/1/2028)	1,000,000	999,904
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,000,000	1,005,862
	Miami-Dade County (Mater Academy, Inc.) IDA, 4.00% due 6/15/2031	400,000	402,071
	Georgia — 8.4%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,321,507
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	620,000	630,194
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 5.00% due 6/1/2053 (put 6/1/2030)	800,000	837,582
	Series B, 5.00% due 12/1/2030	810,000	850,662
[a]	Series C, 5.00% due 12/1/2054 (put 12/1/2031)	1,145,000	1,207,851
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,250,000	1,325,824
[a]	Main Street Natural Gas, Inc. (Guaranty: TD Bank NA), Series D, 5.00% due 4/1/2054 (put 4/1/2031)	880,000	938,670
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2026	495,000	497,221
	Illinois — 6.9%
	Chicago O’Hare International Airport AMT, Series E, 5.00% due 1/1/2027	1,380,000	1,395,771
[a]	City of Chicago (New City Redevelopment LP), 3.50% due 8/1/2027 (put 8/1/2026)	1,270,000	1,270,239
	City of Chicago Waterworks Revenue, 5.00% due 11/1/2027 - 11/1/2029	945,000	953,220
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2029	350,000	371,919
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029	275,000	278,724
	Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund), Series A, 5.00% due 12/15/2028	440,000	452,057
	State of Illinois GO, Series B, 5.00% due 3/1/2027 - 9/1/2027	1,495,000	1,522,461
	Indiana — 2.7%
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,200,000	1,219,198
[a]	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT, 4.40% due 11/1/2045 (put 6/10/2031)	1,000,000	1,037,408
	Indiana Finance Authority (Marian University, Inc.), 5.00% due 9/15/2031	180,000	191,244
	Iowa — 1.1%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049	1,000,000	1,002,440
	Kentucky — 3.7%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	1,004,418
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A, 5.25% due 6/1/2055 (put 12/1/2029)	2,200,000	2,317,997
	Louisiana — 1.1%
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A, 4.20% due 9/1/2033 (put 9/1/2028)	1,000,000	999,623
	Michigan — 0.7%
[b]	Kalamazoo Economic Development Corp., Series B-2, 4.25% due 8/15/2031	500,000	500,600
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	110,000	110,327
	Montana — 1.1%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,017,158

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Nebraska — 2.8%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	$1,000,000	$1,043,733
[a]	Central Plains Energy Project (Guaranty: Royal Bank of Canada), Series A-1, 5.00% due 8/1/2055 (put 8/1/2031)	920,000	982,060
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	502,310
	Nevada — 0.6%
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2029	500,000	523,519
	New Mexico — 1.7%
[a]	City of Farmington (Public Service Co. of New Mexico), Series B, 3.875% due 6/1/2040 (put 6/1/2029)	1,000,000	1,021,176
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030	525,000	555,223
	New York — 5.4%
	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group), Series B-4, 5.00% due 12/15/2031	500,000	500,935
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	910,000	909,778
[a]	New York City Housing Development Corp. (Green Bond), Series A-2, 3.25% due 11/1/2065 (put 2/1/2030)	1,200,000	1,204,003
[a,c]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.) AMT, Series A, 3.45% due 5/15/2045 (put 7/1/2031)	1,000,000	1,003,851
[a]	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond), Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	1,000,000	1,000,349
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2027	270,000	273,241
	North Carolina — 0.6%
	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group), 5.00% due 10/1/2031	500,000	534,839
	Ohio — 2.0%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group) ETM, 5.00% due 11/15/2027 - 11/15/2028	510,000	532,418
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2029	260,000	277,135
	Ohio Air Quality Development Authority (American Electric Power Co., Inc.) AMT, Series A, 3.75% due 1/1/2029	1,000,000	1,006,758
	Oklahoma — 3.4%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,003,384
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	520,286
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2027	475,000	482,587
	Oklahoma County Finance Authority (Oklahoma County No. 41 Western Heights) ISD, 5.00% due 9/1/2030	1,000,000	1,043,788
	Pennsylvania — 4.7%
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.00% due 6/1/2027	465,000	472,680
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,280,000	1,311,049
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA AMT, 4.25% due 7/1/2041 (put 7/1/2027)	1,000,000	1,009,805
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 3.875% due 8/1/2037 (put 8/3/2026)	1,500,000	1,500,200
	Tennessee — 5.2%
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Artist Lofts LP), 3.20% due 12/1/2059 (put 12/1/2029)	1,500,000	1,499,139
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2030	1,000,000	1,075,774
[a]	Tennergy Corp. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 10/1/2054 (put 12/1/2029)	2,040,000	2,153,163
	Texas — 15.3%
[a]	Central Texas Turnpike System, Series B, 5.00% due 8/15/2042 (put 8/15/2030)	105,000	111,892
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2031	1,000,000	1,089,154
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2026	400,000	401,095
[a]	Fort Bend (PSF-GTD) ISD GO, Series B, 3.80% due 8/1/2055 (put 8/1/2028)	735,000	748,236
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 5.00% due 11/15/2029	325,000	334,391
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,036,662
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2027 (pre-refunded 8/15/2026)	385,000	386,198
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	1,000,000	1,006,272
	Main Street Market Square Redevelopment Authority (Houston Reinvestment Zone No. 3) (BAM), 5.00% due 9/1/2030	1,000,000	1,001,649
[a]	North East (PSF-GTD) ISD GO, 3.75% due 8/1/2049 (put 8/1/2027)	960,000	971,062
[a]	Northside (PSF-GTD) ISD GO, Series B, 3.45% due 8/1/2054 (put 8/1/2027)	990,000	997,779
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2026 - 12/15/2029	1,625,000	1,677,555
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	1,000,853
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,120,000	2,121,285
	Virginia — 2.2%
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	1,625,000	1,640,025
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2027	400,000	404,474
	Washington — 1.7%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,001,147
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series B-1, 4.50% due 7/1/2031	500,000	501,241
	West Virginia — 0.9%
[a]	West Virginia (Appalachian Power Co.) EDA AMT, Series A, 3.30% due 1/1/2041 (put 9/1/2028)	850,000	846,432

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Wisconsin — 1.7%
	Peshtigo School District, 4.75% due 3/1/2027	$350,000	$350,527
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	356,472
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2026	300,000	300,687
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	350,000	352,695
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series E, 3.875% due 11/1/2054 (put 5/1/2027)	175,000	175,132
	Total Long-Term Municipal Bonds — 94.3% (Cost $84,993,699)		85,592,948
	SHORT-TERM INVESTMENTS — 5.5%
	Municipal Bonds — 5.5%
	Illinois — 1.0%
[a]	Illinois Finance Authority (OSF Healthcare System Obligated Group; LOC JP Morgan Chase Bank NA), Series B, 2.90% due 11/15/2037 (put 7/1/2026)	900,000	900,000
	New York — 2.2%
[a]	City of New York (SPA Barclays Bank plc) GO, Series B-4, 3.05% due 10/1/2046 (put 7/1/2026)	910,000	910,000
[a]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen), Series A, 3.00% due 11/1/2046 (put 7/1/2026)	1,100,000	1,100,000
	Ohio — 2.0%
[a]	County of Montgomery (Premier Health Partners Obligated Group; LOC PNC Bank NA), Series C, 3.05% due 11/15/2045 (put 7/1/2026)	1,800,000	1,800,000
	Texas — 0.3%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 3.00% due 4/1/2040 (put 7/1/2026)	290,000	290,000
	Total Municipal Bonds — 5.5% (Cost $5,000,000)		5,000,000
	Mutual Fund — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.59%	5,033	5,033
	Total Mutual Fund — 0.0% (Cost $5,033)		5,033
	Total Short-Term Investments — 5.5% (Cost $5,005,033)		5,005,033
	Total Investments — 99.8% (Cost $89,998,732)		$90,597,981
	Other Assets Less Liabilities — 0.2%		169,211
	Net Assets — 100.0%		$90,767,192

Footnote Legend
a
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

b
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$1,855,820, representing 2.04% of the Fund’s net assets.

c	When-issued security.
d	Rate represents the money market fund annualized seven-day yield on June 30, 2026.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
PSF-GTD	Guaranteed by Permanent School Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.